Reverse Capitalization - - Schedule of Number of Common Stock Issued Following the Business Combination (Details) - shares	Mar. 12, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding	211,409,752	211,451,000	151,366,000	24,150,000	6,337,500
Number of Share Redemption of IPV Share	(30,874)
Adjustment To Common Stock Issued Shares	24,119,126
Stock Issued During Period, Shares, Acquisitions	6,905,500
Issuance Of Common Stock In Private Investment Public Equity Offering Shares	28,318,478
Business Combination and PIPE Shares	59,343,104
Common Stock Shares effected for Exchange Ratio		152,066,648			72,894,258
Common Stock Shares Effected For Exchange Ratio	152,066,648
Common Stock Share After Business Combination	211,409,752